Contracts in progress - Costs in excess of billings and billings in excess of costs (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Contractors [Abstract]
Costs on contracts in progress	$ 1,189,496	$ 935,820	$ 861,050
Estimated earnings on contracts in progress	111,451	76,883	131,997
Costs on contracts and estimated earnings on contracts in progress	1,300,947	1,012,703	993,047
Less: billings on contracts in progress	(1,263,221)	(1,027,816)	(981,832)
Costs and estimated earnings in excess of billings on uncompleted contracts	109,540	47,121	18,613
Billings in excess of costs and earnings on uncompleted contracts	(71,814)	(62,234)	(7,398)
Net underbillings (overbillings)	37,726	(15,113)	11,215
Provision for Loss on Contracts	100	1,400	$ 0
Gross amount of unresolved change orders and claims	$ 69,900	$ 45,000